Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Finite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Energy services relationships
Finite-Lived Intangible Assets
Intangible asset, useful life	5 years
Software | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	3 years
Software | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	20 years
E&T contracts
Finite-Lived Intangible Assets
Intangible asset, useful life	25 years
Commodity contracts | Minimum
Finite-Lived Intangible Assets
Intangible asset, useful life	1 year
Commodity contracts | Maximum
Finite-Lived Intangible Assets
Intangible asset, useful life	7 years